Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Revenues
Licensing (Note 3)	$ 1,401,517	$ 1,114,031	$ 1,370,607
Up-front fees (Note 3)	0	2,366,485	342,124
Revenues	1,401,517	3,480,516	1,712,731
Cost of good sold
Cost of goods sold	0	33,068	124,870
Gross margin	1,401,517	3,447,448	1,587,861
Expenses
Research and development	3,517,018	6,608,794	10,827,293
Selling, general and administrative	2,147,432	4,167,801	3,476,450
Depreciation (Note 5)	415,375	505,803	610,384
Expenses	6,079,825	11,282,398	14,914,127
Loss from operations	(4,678,308)	(7,834,950)	(13,326,266)
Net foreign exchange (loss) gain	(168,568)	(25,498)	8,592
Interest income	0	13,535	227
Interest expense	(969,653)	(247,516)	(255,231)
Financing cost (Note 10)	0	0	(174,802)
Gain on settlement of convertible debt (Note 7)	0	4,419	0
Gain on settlement (Note 17)	2,500,000	0	0
Loss on disposal of property and equipment	(41,603)	0	0
Net loss before income taxes	(3,358,132)	(8,090,010)	(13,747,480)
Provision for income taxes (Note 15)
Current tax expense	32,833	5,678	0
Deferred tax recovery	0	(11,042)	0
Net loss and comprehensive loss	$ (3,390,965)	$ (8,084,646)	$ (13,747,480)
Loss per common share, basic and diluted	$ (0.14)	$ (0.37)	$ (2.89)
Weighted average number of common shares outstanding, basic and diluted	23,561,949	21,580,059	4,762,274